Diversified Value Portfolio
Schedule of Investments (unaudited)
As of September 30, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (93.6%)
Communication Services (8.3%)
*	Alphabet Inc. Class A	22,248	59,480
*	Discovery Inc. Class C	353,479	8,579
*	Walt Disney Co.	45,887	7,763
	News Corp. Class A	258,744	6,088
	Vodafone Group plc ADR	368,149	5,688
	Comcast Corp. Class A	101,338	5,668
	Omnicom Group Inc.	29,391	2,130
			95,396
Consumer Discretionary (10.3%)
*	Amazon.com Inc.	7,966	26,169
	McDonald's Corp.	67,195	16,201
*	General Motors Co.	232,383	12,249
	Dollar General Corp.	52,837	11,209
	Lowe's Cos. Inc.	49,922	10,127
	Magna International Inc.	119,175	8,967
	Home Depot Inc.	26,725	8,773
	Starbucks Corp.	78,987	8,713
	Ross Stores Inc.	38,414	4,181
*	Aptiv plc	24,303	3,620
*	Booking Holdings Inc.	1,400	3,323
*	Goodyear Tire & Rubber Co.	109,808	1,944
	Harley-Davidson Inc.	49,317	1,806
*	Adient plc	41,837	1,734
			119,016
Consumer Staples (4.3%)
	Procter & Gamble Co.	85,685	11,979
	Coca-Cola Co.	225,192	11,816
	Sysco Corp.	113,270	8,892
	Unilever plc ADR	135,493	7,346
	PepsiCo Inc.	37,984	5,713
	Mondelez International Inc. Class A	69,919	4,068
			49,814
Energy (6.4%)
	ConocoPhillips	248,922	16,869
	Marathon Oil Corp.	851,287	11,637
	Royal Dutch Shell plc Class A ADR	198,036	8,827
	APA Corp.	388,353	8,322
	Hess Corp.	104,212	8,140
	Halliburton Co.	203,879	4,408
*	NOV Inc.	334,115	4,380
	Marathon Petroleum Corp.	57,243	3,538

		Shares	Market Value ($000)
	Schlumberger NV	101,700	3,014
	Baker Hughes Co. Class A	102,000	2,523
	Murphy Oil Corp.	66,740	1,667
			73,325
Financials (19.6%)
	Bank of America Corp.	753,265	31,976
	Wells Fargo & Co.	486,033	22,557
	Citigroup Inc.	318,153	22,328
	Intercontinental Exchange Inc.	190,339	21,855
	American International Group Inc.	396,802	21,781
	American Express Co.	112,666	18,875
	JPMorgan Chase & Co.	71,054	11,631
	Marsh & McLennan Cos. Inc.	74,233	11,241
	Bank of New York Mellon Corp.	142,734	7,399
	Goldman Sachs Group Inc.	19,290	7,292
	PNC Financial Services Group Inc.	35,197	6,886
*	Berkshire Hathaway Inc. Class B	24,800	6,769
	Travelers Cos. Inc.	43,282	6,579
	Citizens Financial Group Inc.	132,061	6,204
	Hartford Financial Services Group Inc.	78,800	5,536
	Commerce Bancshares Inc.	75,708	5,275
	Credit Suisse Group AG ADR	432,500	4,265
	CIT Group Inc.	73,752	3,831
	State Street Corp.	23,210	1,966
	Equitable Holdings Inc.	65,264	1,935
			226,181
Health Care (14.9%)
	Medtronic plc	223,665	28,036
	Johnson & Johnson	159,289	25,725
	Thermo Fisher Scientific Inc.	24,911	14,232
	Anthem Inc.	37,781	14,085
	Danaher Corp.	45,717	13,918
	Humana Inc.	27,835	10,832
	UnitedHealth Group Inc.	23,874	9,329
*	Boston Scientific Corp.	200,687	8,708
	Zoetis Inc.	42,834	8,316
*	IQVIA Holdings Inc.	31,163	7,465
	GlaxoSmithKline plc ADR	145,316	5,552
*	Centene Corp.	79,060	4,926
	CVS Health Corp.	56,000	4,752
*	Laboratory Corp. of America Holdings	15,910	4,478
	Sanofi ADR	75,064	3,619
	HCA Healthcare Inc.	11,700	2,840
	Bristol-Myers Squibb Co.	38,500	2,278
	Zimmer Biomet Holdings Inc.	15,211	2,226
			171,317
Industrials (9.2%)
	General Electric Co.	198,552	20,457
	Honeywell International Inc.	92,746	19,688
	FedEx Corp.	60,110	13,181
	Norfolk Southern Corp.	47,719	11,417
	Waste Management Inc.	67,685	10,109
	CNH Industrial NV	476,934	7,922
	Cummins Inc.	25,351	5,693
	Raytheon Technologies Corp.	54,200	4,659
	Caterpillar Inc.	23,738	4,557
	PACCAR Inc.	50,520	3,987

		Shares	Market Value ($000)
*	Southwest Airlines Co.	56,400	2,901
*	Fluor Corp.	64,750	1,034
			105,605
Information Technology (17.7%)
	Microsoft Corp.	200,010	56,387
	Visa Inc. Class A	87,844	19,567
	Cisco Systems Inc.	275,389	14,989
	Analog Devices Inc.	73,237	12,266
	Texas Instruments Inc.	63,433	12,192
*	salesforce.com Inc.	41,845	11,349
*	F5 Networks Inc.	41,300	8,210
	Accenture plc Class A	25,165	8,051
	Oracle Corp.	90,464	7,882
	Amphenol Corp. Class A	106,209	7,778
	Corning Inc.	163,030	5,949
*	Adobe Inc.	10,285	5,921
	Fidelity National Information Services Inc.	44,059	5,361
	TE Connectivity Ltd.	37,960	5,209
	Hewlett Packard Enterprise Co.	341,807	4,871
	Telefonaktiebolaget LM Ericsson ADR	379,415	4,249
*	Palo Alto Networks Inc.	8,750	4,191
	CDW Corp.	20,897	3,804
	Applied Materials Inc.	24,703	3,180
	Cognizant Technology Solutions Corp. Class A	33,200	2,464
			203,870
Materials (0.6%)
	Avery Dennison Corp.	22,171	4,594
	International Paper Co.	37,197	2,080
			6,674
Real Estate (1.1%)
	Prologis Inc.	97,857	12,274
Utilities (1.2%)
	PPL Corp.	397,555	11,084
	Southern Co.	36,123	2,238
			13,322
Total Common Stocks (Cost $877,383)			1,076,794
Temporary Cash Investments (6.2%)
Money Market Fund (6.2%)
[1]	Vanguard Market Liquidity Fund, 0.068% (Cost $71,008)	710,077	71,008
Total Investments (99.8%) (Cost $948,391)			1,147,802
Other Assets and Liabilities—Net (0.2%)			2,856
Net Assets (100%)			1,150,658
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2021	182	39,110	(1,375)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2021, 100% of the market value of the portfolio’s investments and derivatives was determined based on Level 1 inputs.